Exceptional Items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Administrative expenses:
Administrative expenses	$ (385)	$ (415)	$ (355)
Other operating income and expenses:
Other operating income and expenses	21	14	84
Impairment charges
Impairment charges	(131)		(18)
Profit before tax	542	482	653
Tax on exceptional items	20	27	85
Tax	(156)	(132)	(118)
Exceptional items before tax analysed as:
Exceptional items before tax	(148)	(104)	4
Fair value losses on contingent purchase consideration	27	(4)
Americas [member]
Impairment charges
Impairment charges	(50)		(18)
EMEAA [member]
Impairment charges
Impairment charges	(81)
Exceptional items [member]
Administrative expenses:
Acquisition and integration costs	(7)	(15)	(15)
Litigation	(28)	(18)
Reorganisation costs	(20)	(56)	(36)
Pension settlement cost		(15)
Administrative expenses	(55)	(104)	(51)
Other operating income and expenses:
Gain on disposal of equity securities measured at fair value			73
Other operating income and expenses			73
Impairment charges
Impairment charges	(131)		(18)
Profit before tax	(186)	(104)	4
Goodwill (note [13])	(49)
Tax on exceptional items	20	22	(2)
Exceptional tax		5	87
Tax	20	27	85
Exceptional items before tax analysed as:
Exceptional items before tax	(148)	(104)	4
Operating exceptional profit befor tax	(186)	(104)	4
Fair value losses on contingent purchase consideration	38
Exceptional items [member] | Right-of-use assets [member]
Impairment charges
Impairment	(32)
Exceptional items [member] | Management agreements [member]
Impairment charges
Management agreements	(50)
Exceptional items [member] | Associates [member]
Impairment charges
Impairment			(18)
Exceptional items [member] | Americas [member]
Exceptional items before tax analysed as:
Operating exceptional profit befor tax	(62)	(36)	37
Exceptional items [member] | EMEAA [member]
Exceptional items before tax analysed as:
Operating exceptional profit befor tax	(109)	(12)	(4)
Exceptional items [member] | Greater China [member]
Exceptional items before tax analysed as:
Operating exceptional profit befor tax		(1)
Exceptional items [member] | Central [member]
Exceptional items before tax analysed as:
Operating exceptional profit befor tax	$ (15)	$ (55)	$ (29)